Significant Accounting Policies - Schedule of Amortized Cost, Unrealized Gains, Losses, and Fair Value of Available-for-Sale Marketable Securities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Level 2 securities:
Fair value	$ 18,402
Cost or amortized cost	18,403
Gross unrealized holding loss	(1)
Corporate debt [Member]
Level 2 securities:
Fair value	15,516
Cost or amortized cost	15,517
Gross unrealized holding loss	(1)
Treasury bills [Member]
Level 2 securities:
Fair value	1,985
Cost or amortized cost	1,985
Gross unrealized holding loss
Agency bonds [Member]
Level 2 securities:
Fair value	901
Cost or amortized cost	901
Gross unrealized holding loss